Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

8.           Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following as of December 31, 2020 and 2019:

	2020	2019
Prepaid expenses	$543,148	$551,689
Good Dermatology receivable	—	448,098
Leased facility security deposit	231,901	—
Capitalized commission cost, net	509,326	—
Other	79,787	137,952
Total prepaid expenses and other current assets	$1,364,162	$1,137,739